Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Fair value hedges) (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	49,754
Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	114,556	112,457
Change in fair value used as a basis to determine hedge ineffectiveness	£ (1,703)	£ (1,653)
Fair value hedges [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	31,559	61,653
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	103,623	104,568
Change in fair value used as a basis to determine hedge ineffectiveness	£ (925)	£ (1,571)
Fair value hedges [member] | Interest rate risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	30,072	55,552
Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	10,933	7,889
Change in fair value used as a basis to determine hedge ineffectiveness	£ (778)	£ (82)
Fair value hedges [member] | Inflation risk [member] | Directly impacted by IBOR reform [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,487	6,101
Derivatives [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ 155	£ 136
Hedging instrument, liabilities	(980)	(586)
Derivatives [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	120	110
Hedging instrument, liabilities	(166)	(44)
Derivatives [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	35	26
Hedging instrument, liabilities	(815)	(542)
Loan liabilities [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities [member] | Fair value hedges [member] | Inflation risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0